PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2019
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

11. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consist of the following:

	December 31,	December 31,
	2018	2019
	RMB	RMB
Cost
Leasehold improvement	147,704	155,548
Computer equipment	194,513	155,419
Software	23,500	26,031
Furniture	19,611	23,491
Vehicle and motor	12,220	6,553
Construction in progress	13,629	4,763
Total property, equipment and software	411,177	371,805

Less: accumulated depreciation and amortization
Leasehold improvement	(100,269)	(142,774)
Computer equipment	(90,134)	(99,358)
Software	(6,523)	(8,453)
Furniture	(8,037)	(8,311)
Vehicle and motor	(6,943)	(2,795)
Total accumulated depreciation and amortization	(211,906)	(261,691)

Net book value	199,271	110,114

The total amounts charged to the Consolidated Statements of Comprehensive Loss for depreciation and amortization expenses amounted to approximately RMB68.2 million, RMB88.8 million and RMB88.9 million for the year ended December 31, 2017, 2018 and 2019, respectively.